Earnings per share	12 Months Ended
Sep. 30, 2024
Earnings per share
Earnings per share

Note 8. Earnings per share

Accounting policy

Basic earnings per share (EPS) is calculated by dividing the net profit attributable to owners of WBC by the weighted average number of ordinary shares on issue during the period. These numbers are adjusted for treasury shares and the dividends related to treasury shares. Diluted EPS is calculated by adjusting the basic EPS by assuming all dilutive potential ordinary shares are converted. Refer to Note 14 and Note 31 for further information on the potential dilutive instruments.

	2024		2023		2022
$m	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net profit attributable to owners of WBC ($m)	6,990	6,990	7,195	7,195	5,694	5,694
Adjustment for restricted share dividends[a]	(7)	-	(5)	-	(3)	-
Adjustment for potential dilution:
Distributions to convertible loan capital holders[b]	-	476	-	400	-	233
Adjusted net profit attributable to owners of WBC	6,983	7,466	7,190	7,595	5,691	5,927
Weighted average number of ordinary shares (# m)
Weighted average number of ordinary shares on issue	3,481	3,481	3,507	3,507	3,564	3,564
Treasury shares (including RSP and EIP restricted shares)[a]	(5)	(5)	(5)	(5)	(5)	(5)
Adjustment for potential dilution:
Share-based payments	-	6	-	4	-	4
Convertible loan capital[b]	-	413	-	385	-	326
Adjusted weighted average number of ordinary shares	3,476	3,895	3,502	3,891	3,559	3,889
Earnings per ordinary share (cents)	200.9	191.7	205.3	195.2	159.9	152.4

a.

Restricted shares are explained in Note 31. Some shares under the RSP and EIP - restricted shares have not vested and are not outstanding ordinary shares but do receive dividends. These RSP and EIP dividends are deducted to show the profit attributable to ordinary shareholders.

b.

The Group has issued convertible loan capital which may convert into ordinary shares in the future (refer to Note 14 for further details). These convertible loan capital instruments are potentially dilutive instruments, and diluted EPS is therefore calculated as if the instruments had been converted at the beginning of the year, or at the instruments’ issue dates, where issuance occurred partway through the year.